Income Tax Expense (Benefit) - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Revenue	₩ 21,330,819	₩ 26,151,781	₩ 29,878,043